SCHEDULE OF SEGMENTAL OPERATING RESULTS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues, net
Total Revenues	$ 180,774,803	$ 156,312,109
Cost of goods sold	(130,942,258)	(114,376,152)
Gross profit	49,832,545	41,935,957
Operating expenses:
Sales and distribution	(31,092,110)	(26,226,218)
General and administrative	(9,025,931)	(7,978,231)
Listing expenses	(666,021)	(310,502)
Total operating expenses	(40,784,062)	(34,514,951)
Income from operations	9,048,483	7,421,006
Other income (expenses):
Interest expense	(730,372)	(387,263)
Interest income	16,246	95,040
Government subsidies	16,950	21,232
Foreign exchange gain (loss), net	4,293,633	532,909
Scrap sofa sale income	223,263	303,452
Sundry income (expense)	39,404	81,816
Change in fair value of derivatives and hedging instruments	(753,243)	(1,064,841)
Total other (expense) income, net	3,304,864	(417,655)
Income before income taxes	12,353,347	7,003,351
Income tax expense	(2,329,272)	(1,637,735)
NET INCOME	10,024,075	5,365,616
Net gain from related parties debt restructuring	1,460,543
Professional fees on acquisition of HTL Marketing	(1,261,560)
Third Party [Member]
Revenues, net
Total Revenues	170,117,861	150,461,612
Related Party [Member]
Revenues, net
Total Revenues	10,656,942	5,850,497
Retail Sales [Member]
Revenues, net
Total Revenues	3,382,273	2,003,351
Cost of goods sold	(1,401,494)	(776,807)
Gross profit	1,980,779	1,226,544
Operating expenses:
Sales and distribution	(2,404,689)	(1,362,959)
General and administrative	(906,968)	(616,212)
Listing expenses
Total operating expenses	(3,311,657)	(1,979,171)
Income from operations	(1,330,878)	(752,627)
Other income (expenses):
Interest expense	(125,183)	(93,345)
Interest income	130
Government subsidies	12,238	13,689
Foreign exchange gain (loss), net	(9,647)	(523)
Scrap sofa sale income
Sundry income (expense)	78,284	27,144
Change in fair value of derivatives and hedging instruments
Total other (expense) income, net	(44,178)	(53,035)
Income before income taxes	(1,375,056)	(805,662)
Income tax expense
NET INCOME	(1,375,056)	(805,662)
Net gain from related parties debt restructuring
Professional fees on acquisition of HTL Marketing
Retail Sales [Member] | Third Party [Member]
Revenues, net
Total Revenues	3,382,273	2,003,351
Retail Sales [Member] | Related Party [Member]
Revenues, net
Total Revenues
Export Sales [Member]
Revenues, net
Total Revenues	168,009,212	148,257,093
Cost of goods sold	(120,526,294)	(107,820,138)
Gross profit	47,482,918	40,436,955
Operating expenses:
Sales and distribution	(28,634,760)	(24,754,901)
General and administrative	(8,099,908)	(7,262,510)
Listing expenses
Total operating expenses	(36,734,668)	(32,017,411)
Income from operations	10,748,250	8,419,544
Other income (expenses):
Interest expense	(394,423)	(143,112)
Interest income	15,946	94,861
Government subsidies	4,712	7,543
Foreign exchange gain (loss), net	4,292,067	532,768
Scrap sofa sale income	223,263	303,452
Sundry income (expense)	21,551	54,669
Change in fair value of derivatives and hedging instruments	(753,243)	(1,064,841)
Total other (expense) income, net	3,275,913	(214,660)
Income before income taxes	14,024,163	8,204,884
Income tax expense	(2,310,779)	(1,635,679)
NET INCOME	11,713,384	6,569,205
Net gain from related parties debt restructuring
Professional fees on acquisition of HTL Marketing	(133,960)
Export Sales [Member] | Third Party [Member]
Revenues, net
Total Revenues	166,459,189	147,484,078
Export Sales [Member] | Related Party [Member]
Revenues, net
Total Revenues	1,550,023	773,015
Leather Trading [Member]
Revenues, net
Total Revenues	9,383,318	6,051,665
Cost of goods sold	(9,014,470)	(5,779,207)
Gross profit	368,848	272,458
Operating expenses:
Sales and distribution	(52,661)	(108,358)
General and administrative	(3,025)	(3,553)
Listing expenses
Total operating expenses	(55,686)	(111,911)
Income from operations	313,162	160,547
Other income (expenses):
Interest expense	(210,766)	(150,806)
Interest income	170	179
Government subsidies
Foreign exchange gain (loss), net	6,215	2,176
Scrap sofa sale income
Sundry income (expense)	7	3
Change in fair value of derivatives and hedging instruments
Total other (expense) income, net	(204,374)	(148,448)
Income before income taxes	108,788	12,099
Income tax expense	(18,493)	(2,056)
NET INCOME	90,295	10,043
Net gain from related parties debt restructuring
Professional fees on acquisition of HTL Marketing
Leather Trading [Member] | Third Party [Member]
Revenues, net
Total Revenues	276,399	974,183
Leather Trading [Member] | Related Party [Member]
Revenues, net
Total Revenues	9,106,919	5,077,482
Corporate And Unallocated [Member]
Revenues, net
Total Revenues
Cost of goods sold
Gross profit
Operating expenses:
Sales and distribution
General and administrative	(16,030)	(95,956)
Listing expenses	(666,021)	(310,502)
Total operating expenses	(682,051)	(406,458)
Income from operations	(682,051)	(406,458)
Other income (expenses):
Interest expense
Interest income
Government subsidies
Foreign exchange gain (loss), net	4,998	(1,512)
Scrap sofa sale income
Sundry income (expense)	(60,438)
Change in fair value of derivatives and hedging instruments
Total other (expense) income, net	277,503	(1,512)
Income before income taxes	(404,548)	(407,970)
Income tax expense
NET INCOME	(404,548)	(407,970)
Net gain from related parties debt restructuring	1,460,543
Professional fees on acquisition of HTL Marketing	(1,127,600)
Corporate And Unallocated [Member] | Third Party [Member]
Revenues, net
Total Revenues
Corporate And Unallocated [Member] | Related Party [Member]
Revenues, net
Total Revenues